Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest and Fee Income
Loans, including fees	$ 8,838,456	$ 9,179,752
Debt securities
Taxable	280,451	410,510
Tax-exempt	1,255,591	1,298,051
Mortgage-backed securities	989,912	484,264
Other	76,168	62,407
Total interest income	11,440,578	11,434,984
Interest Expense
Deposits	1,105,281	1,025,232
Short-term borrowings	49,136	19,064
Federal Home Loan Bank advances	12,582	4,030
Total interest expense	1,166,999	1,048,326
Net Interest Income	10,273,579	10,386,658
Provision (Credit) for Loan Losses	(180,000)	120,000
Net Interest Income After Provision for Loan Losses	10,453,579	10,266,658
Noninterest Income
Fiduciary activities	359,435	328,917
Commission income	1,285,266	1,223,860
Service charges on deposit accounts	790,651	747,942
Mortgage banking operations, net	258,721	259,008
Net realized gains on sales of available-for-sale securities	328,845	399,599
Loan servicing fees	337,287	333,441
Increase in cash surrender value of life insurance	162,330	172,504
ATM and bank card interchange income	706,914	674,065
Other	104,137	122,109
Total noninterest income	4,333,586	4,261,445
Noninterest Expense
Salaries and employee benefits	6,665,730	6,763,951
Occupancy and equipment	1,066,236	1,047,048
Data processing and telecommunications	585,872	588,053
Professional	300,892	193,937
Marketing	108,121	156,826
Postage and office supplies	210,213	228,445
Deposit insurance premium	99,063	122,246
ATM and bank card expense	415,076	384,602
Other	794,847	907,428
Total noninterest expense	10,246,050	10,392,536
Income Before Income Taxes	4,541,115	4,135,567
Provision for Income Taxes	2,100,295	1,087,658
Net Income	$ 2,440,820	$ 3,047,909
Basic Earnings Per Share (in dollars per share)	$ 1.36	$ 1.72
Diluted Earnings Per Share (in dollars per share)	1.35	1.70
Cash Dividends Per Share (in dollars per share)	$ 0.40	$ 0.40